Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
14.	INCOME TAXES

Cayman Islands and BVI
Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%
, and foreign-derived income is exempted from income tax. There are no withholding taxes in Hong Kong on remittance of
dividends.
Japan
As a result of the Japanese tax regulations amendments, the effective income tax rate are approximately 32%, 31% and 31% for the years ended December 31, 2017, 2018 and 2019, respectively.
China
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. Preferential EIT rates at 15% and 10% are available for qualified “High and New Technology Enterprises” (“HNTEs”) and “Key Software Enterprise” (“KSE”), respectively. The HNTE certificate is effective for a period of three years
and the KSE is subject to relevant governmental authorities’ annual assessment based on self-assessment supporting documents filed with the tax authorities each year.
Baidu Online, Baidu China and Baidu International enjoyed a reduced tax rate of 10% as qualified KSEs in 2017 and 2018
. Certain other PRC subsidiaries and VIEs, including Baidu Netcom, are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in 2020, 2021 and 2022.
Certain entities must
file required supporting documents with the tax authorities before using the preferential rates. Whether the entity is entitled to enjoy a preferential rate as a KSE is subject to relevant governmental authorities’ assessment each year. An entity could re-apply
for the HNTE certificate when the prior certificate expires. Historically, all of the Company’s subsidiaries and VIEs successfully re-applied
for the certificates when the prior ones expired.
A certificate for the current year might be obtained in the following year as a result of the stringent inspection and approval process by the governmental authorities. The Company would record an income tax reversal in the year when the certificate is obtained for the over-paid or over-accrued provisional tax in connection with the grant of a more favorable tax rate for the prior year.
Under the current EIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident
enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
PRC	22,088	23,524	13,076	1,878
Non-PRC	(805)	3,801	(13,416)	(1,927)

	21,283	27,325	(340)	(49)

Except for the investment related gain recognized, the
pre-tax
losses from
non-PRC
operations consist primarily of operating costs, administration expenses, interest expenses and share-based compensation expenses.
Income taxes consist of:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	4,224	6,184	3,564	511
Income tax refund due to reduced tax rate	(473)	(680)	(920)	(132)
Adjustments of deferred tax assets due to change in tax rates	7	—	9	1
Deferred income tax benefit	(763)	(761)	(705)	(101)

	2,995	4,743	1,948	279

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	5,321	6,831	(85)	(12)
Effect of differing tax rates in different jurisdictions	854	493	3,299	474
Non-taxable income	(913)	(1,555)	(419)	(60)
Non-deductible expenses	653	935	2,124	305
Research and development super-deduction	(905)	(1,047)	(1,245)	(179)
Effect of PRC preferential tax rates and tax holiday	(2,095)	(2,250)	(1,327)	(191)
Effect of tax rate changes on deferred taxes	7	—	9	1
Reversal of prior year’s EIT	(579)	(616)	(1,134)	(163)
PRC withholding tax	101	553	(224)	(32)
Addition to valuation allowance	551	1,399	950	136

Taxation for the year	2,995	4,743	1,948	279

Effective tax rate	14%	17%	(573% )	(573% )

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	60.33	64.47	38.09	5.47

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Provision for doubtful receivables	252	332	48
Accrued expenses, payroll and others	4,284	4,820	692
Fixed assets depreciation	60	151	22
Net operating loss carry-forward	1,609	1,733	249
Less: valuation allowance	(3,881)	(4,843)	(696)

Deferred tax assets, net	2,324	2,193	315

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	360	275	40
Withholding tax on PRC subsidiaries’ undistributed earnings	619	1,621	233
Tax on capital gains	2,778	1,159	166
Other	342	218	31

	4,099	3,273	470

As of December 31, 2019, the Company had tax losses of approximately RMB9.9 billion (US$1.4 billion) deriving from entities in the PRC, Hong Kong and Japan. The tax losses in Japan can be carried forward for nine years
to offset future taxable profit. The tax losses in PRC can be carried forward for five years
to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2019 and thereafter.

The tax losses of entities in the PRC and Japan will expire from

2020
to 2029. The tax losses in Hong Kong can be carried forward with no expiration date.
The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income
(loss)
. As of and for the years ended December 31, 2018 and 2019, there were
no significant impact from tax uncertaint
ies
on the Company’s financial position and result of operations. The Company does not expect the amount of unrecognized tax benefits to
increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years
to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2014 through
2019
remain open to examination by the respective tax authorities. The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.
In 2013, the Company accrued RMB581 million of
withholding
tax for the potential remittance of earnings from the PRC subsidiaries to their offshore parent companies in the form of dividend distribution, because the Company believes that the underlying dividends will be distributed in the future considering future merger and acquisition activities. In 2019, the Company accrued RMB1.0 billion of withholding tax for the potential remittance of earnings from the PRC subsidiaries to their offshore parent companies in the form of dividend distribution. The Company did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings. As of December 31
,
2019, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued was RMB145.9 billion (US$21.0 billion). Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. Under the PRC tax regulations, dividends from PRC companies to their overseas parents on earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at 10%. Such rate could be reduced to 5% with applicable treaty.